Sep. 01, 2021
VanEck Vectors China Bond ETF
VanEck® China Bond ETF	[1]
INVESTMENT OBJECTIVE
VanEck® China Bond ETF[1] (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ChinaBond China High Quality Bond Index (the “Index”).
FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses	0.28%
Total Annual Fund Operating Expenses(a)	0.68%
Fee Waivers and Expense Reimbursement(a)	-0.18%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(a)	0.50%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waivers and/or expense reimbursement arrangement for only the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$51
3	$199
5	$361
10	$830

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of fixed-rate, Renminbi (“RMB”)-denominated bonds issued in the People’s Republic of China (“China” or the “PRC”) by Chinese credit, governmental and quasi-governmental (e.g., policy banks) issuers (“RMB Bonds”). Chinese credit issuers are generally considered to be issuers of central enterprise bonds, local enterprise bonds, medium-term notes, corporate bonds and railway debt. Credit RMB Bonds must have an issuer rating of AAA or equivalent by one or more of the Chinese local rating agencies recognized by the relevant authorities in the PRC to be included in the Index. China currently has three policy banks, which are state-owned banks responsible for financing economic and trade development and state invested projects. As of June 30, 2021, the Index was comprised of 5,467 bonds of 854 issuers. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Index. Because of the practical difficulties and expense of purchasing all of the securities in the Index, the Fund does not purchase all of the securities in the Index. Instead, the Adviser and/or Sub-Adviser (defined below) utilize a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Index.
RMB Bonds are traded on the inter-bank bond market or the exchange-traded bond market in the PRC. Currently, the inter-bank bond market is much larger with respect to trading volume and is generally considered more liquid than the exchange-traded bond market. The inter-bank bond market is a quote-driven over-the-counter (“OTC”) market for institutional investors, while the exchange-traded bond market is an electronic automatic matching system where securities are traded on the Shanghai Stock Exchange or the Shenzhen Stock Exchange. These RMB Bonds are made available to domestic PRC investors and certain foreign investors, including via the Bond Connect program, through those that have been approved as a Renminbi Qualified Foreign Institutional Investor (“RQFII”) or a Qualified Foreign Institutional Investor (“QFII”) and those registered under the China interbank bond market program for foreign institutional investors. An RQFII or QFII license may be obtained by application to the China Securities Regulatory Commission (“CSRC”). After obtaining a RQFII or QFII license, the RQFII or QFII would also need to register their status with State Administration of Foreign Exchange ("SAFE"). Investment companies are not currently within the types of entities that are eligible for a RQFII or QFII license.
The Fund seeks to achieve its investment objective by primarily investing in RMB Bonds. Because the Fund does not satisfy the criteria to qualify as a RQFII or QFII itself, the Fund currently invests directly in RMB Bonds via the RQFII license of China Asset Management (Hong Kong) Limited, the Fund’s Sub-Adviser (the “Sub-Adviser”). The Sub-Adviser has obtained RQFII status, which the Sub-Adviser uses to invest the Fund’s assets in RMB Bonds. Assets not allocated to the Sub-Adviser for investment will be managed by the Adviser. In the future, the Fund may satisfy the criteria to qualify as a RQFII or QFII itself, the Fund may invest directly in RMB Bonds via the RQFII or QFII license of the Adviser or an affiliate thereof and/or the Fund may also be able to invest in RMB Bonds using Bond Connect or the China interbank bond market program for foreign institutional investors.
The Fund is classified as a non-diversified fund and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of April 30, 2021, each of the financials, government, utilities and industrials sectors represented a significant portion of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
Risk of Investing in RMB Bonds. Investing in RMB Bonds involves additional risks, including, but not limited to, the fact that the economy of China differs, often unfavorably, from the U.S. economy in such aspects as, structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rate, allocation of resources and capital reinvestment, among others. The Chinese central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; and the risk of increased trade tariffs, embargoes and other trade limitations. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Investment and trading restrictions may make it difficult for non-Chinese investors to directly access securities by Chinese issuers. These restrictions may impact the availability, liquidity and pricing of certain RMB-denominated securities, including RMB Bonds. Additionally, the Chinese government maintains strict currency controls and regularly intervenes in the currency market. The Chinese government’s actions may not be transparent or predictable. As a result, the value of the RMB and the value of RMB Bonds may change quickly and arbitrarily.
The financial market of the People’s Republic of China (“PRC”) is at a relatively early stage of development, and many of the RMB Bonds in which the Fund may invest are unrated by U.S. credit rating agencies, which may expose the Fund to greater risks because of generally reduced liquidity, greater price volatility and greater credit risk.
The Fund may also encounter difficulties or delays in enforcing its rights against issuers of RMB Bonds that are organized in the PRC and therefore only subject to the laws of the PRC. The interpretation and enforcement of Chinese laws and regulations may be uncertain. With respect to laws pertaining to bankruptcy proceedings, such laws in Mainland China are generally less developed than and different from such laws in the United States. Therefore, bankruptcy proceedings can take more time to resolve than similar proceedings in the United States and results can be unpredictable. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
Risk of the RQFII Regime. The Index is comprised of RMB Bonds. Because the Fund does not currently satisfy the criteria to qualify as a RQFII or QFII itself, the Fund currently invests directly in RMB Bonds via the RQFII license of the Sub-Adviser, although the Fund may invest in RMB Bonds through Bond Connect or the China interbank bond market (“CIBM”) program in the future. In addition, the RQFII license of the Sub-Adviser may be revoked by the Chinese regulators if, among other things, the Sub-Adviser fails to observe CSRC, State Administration of Foreign Exchange (“SAFE”) and other applicable Chinese regulations, which are subject to change and such change may have potential retrospective effect. Also, a RQFII license may be suspended or revoked by reason of, without limitation: (a) bankruptcy, liquidation or receivership of the RQFII or RQFII custodian; and (b) irregularities by the RQFII in its practices as RQFII investor. There can be no assurance the Fund could retain a replacement sub-adviser with an RQFII license or other means of investing in RMB Bonds if that became necessary or appropriate for any reason.
The Fund cannot predict what would occur if the RQFII license of the Sub-Adviser or RQFII or QFII licenses generally were revoked, although such an occurrence would likely have a material adverse effect on the Fund, including the requirement that the Sub-Adviser on behalf of the Fund dispose of certain or all of its RMB Bonds. Therefore, any such revocation may have a material adverse effect on the ability of the Fund to achieve its investment objective. If the Fund is unable to obtain exposure to the performance of the Index due to the unavailability of the Sub-Adviser's RQFII license or for other reasons, the Fund, subject to any necessary regulatory relief, could, among other things, as a defensive measure limit or suspend creations until the Adviser and/or the Sub-Adviser determine that the requisite exposure to RMB Bonds is obtainable. If any of the above events were to occur, the Fund could trade at a significant premium or discount to its NAV and could experience substantial redemptions, and the Fund could, among other things, change its investment objective by, for example, seeking to track an alternative index focused on Chinese-related bonds or other appropriate investments, or decide to liquidate.
The regulations which regulate investments by RQFIIs in the PRC and the repatriation of capital from RQFII investments are relatively new and continue to evolve. The application and interpretation of such investment regulations are therefore relatively untested and there is no certainty as to how they will be applied. The PRC authorities and regulators have been given wide discretion in applying and interpreting such investment regulations and there is no precedent or certainty as to how such discretion may be exercised now or in the future. The application and interpretation of such investment regulations may adversely affect the Fund. In addition, there are custody risks associated with investing through a RQFII, where, due to requirements regarding establishing a custody account in the joint names of the Fund and the Sub-Adviser, the Fund’s assets may not be as well protected from the claims of the Sub-Adviser’s creditors than if the Fund had an account in its name only.
The Sub-Adviser, as a licensed RQFII, is currently permitted to repatriate RMB daily and is not subject to RMB repatriation restrictions or prior approval, provided that the final repatriation of capital and profits at the liquidation of the Fund will be subject to an audit report and tax filing. However, there is no assurance that RQFIIs may not be subject to restrictions or prior approval requirements in the future, though it will need to prepare a tax payment commitment letter in respect of certain repatriation. Any additional restrictions imposed on the Sub-Adviser or RQFIIs generally may have an adverse effect on the Fund’s ability to invest directly in RMB Bonds and its ability to meet redemption requests.
Further, the Fund will rely on the existing arrangements entered into between RQFIIs with their respective PRC custodians with respect to the custody of their and therefore the Fund’s assets in Chinese securities, and their PRC brokers in relation to the execution of transactions in Chinese securities, in the PRC markets. The Fund may, therefore, incur losses due to the acts or omissions of the PRC brokers or the PRC custodians in the execution or settlement of any transaction, or in the transfer of any funds or securities.
On May 7, 2020, the People’s Bank of China (“PBOC”) and the State Administration of Foreign Exchange (“SAFE”) jointly issued the Regulations on Funds of Securities and Futures Investment by Foreign Institutional Investors (PBOC & SAFE Announcement [2020] No. 2) (the "Regulations") which came into effect on June 6, 2020. The Regulations supersede certain post-registration rules applicable to the QFII and RQFII regimes. One of the key changes of the Regulations is the removal of quota restrictions on investment. However, this is a relatively new development, and there is no guarantee that the quotas will continue to be relaxed.
RMB Bonds will be held by a PRC sub-custodian pursuant to PRC regulations. Risks related to the PRC sub-custodian are set out below at “Custody Risks of Investing in RMB Bonds”. Also, the Fund may incur losses due to the acts or omissions of the PRC sub-custodian or PRC brokers in the execution or settlement of any transaction or in the transfer of any funds or securities. In such event, the relevant Fund may be adversely affected in the execution or settlement of any transaction or in the transfer of any funds or securities.
Risk of Investing via the Bond Connect and the CIBM Direct Access Program. The Bond Connect program and the CIBM Direct Access Program are relatively new. Laws, rules, regulations, policies, notices, circulars or guidelines relating to the programs as published or applied by the relevant authorities of the PRC are untested and are subject to change from time to time. There can be no assurance that the Bond Connect program and/or the CIBM Direct Access Program will not be restricted, suspended or abolished. If such event occurs, the Fund's ability to invest in the CIBM through the CIBM Direct Access Program or Bond Connect will be adversely affected, and if the Fund is unable to adequately access the CIBM through other means, the Fund's ability to achieve its investment objective will be adversely affected.
The Fund’s investments through Bond Connect are generally subject to Mainland China securities laws and listing requirements, among other restrictions. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through Bond Connect. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Bond Connect. Bond Connect is only available on days when markets in both Mainland China and Hong Kong are open. As a result, prices of Bond Connect Securities may fluctuate at times when the Fund is unable to add to or exit its position and, therefore, may limit the Fund’s ability to trade when it would otherwise do so.
Under the prevailing PRC regulations, eligible foreign investors who wish to participate in the Bond Connect program may do so through an offshore custody agent, registration agent or other third parties (as the case may be), who would be responsible for making the relevant filings and account opening with the relevant authorities. The Fund is therefore subject to the risk of default or errors on the part of such agents. The Fund may also incur losses due to the acts or omissions of the onshore settlement agent in the process of settling any transactions. As a result, the value of the relevant Fund may be adversely affected.
Under the prevailing PRC regulations, eligible foreign institutional investors who wish to invest directly in CIBM through the CIBM Direct Access Program may do so through an onshore settlement agent, who would be responsible for making the relevant filings and account opening with the relevant authorities. The Fund is therefore subject to the risk of default or errors on the part of such agent. The Fund may also incur losses due to the acts or omissions of the onshore settlement agent in the process of settling any transactions. As a result, the value of the relevant Fund may be adversely affected.
Investing in the CIBM Direct Access Program is also subject to certain restrictions imposed by the Mainland Chinese authorities on fund remittance and repatriation which may potentially affect the Fund’s performance and liquidity. Any non-compliance with or failure to meet the fund remittance and repatriation requirements may result in regulatory sanctions, which in turn may have an adverse impact on the portion of the Fund’s investment via the CIBM Direct Access Program. Further, there is no assurance that the fund remittance and repatriation requirements in relation to the Fund's investment through the CIBM Direct Access Program will not be changed as a result of change in government policies or foreign exchange control policies. The Fund may incur loss in the event such changes.
Although there is no quota limitation regarding investment via the CIBM Direct Access Program, the Fund is required to make further filings with the PBOC if it wishes to increase its anticipated investment size. There is no guarantee the PBOC will accept such further filings. In the event any further filings for an increase in the anticipated investment size are not accepted by the PBOC, the Fund’s ability to invest in the CIBM will be limited and the performance of the Fund may be unfavorably affected as a result.
Trading through the Bond Connect program is performed through newly developed trading platforms and operational systems. There is no assurance that such systems will function properly (in particular, under extreme market conditions) or will continue to be adapted to changes and developments in the market. In the event that the relevant systems fails to function properly, trading through the Bond Connect may be disrupted. The Fund's ability to trade through the Bond Connect (and hence to pursue its investment strategy) may therefore be adversely affected. In addition, where the Fund invests in the CIBM through the Bond Connect program, it may be subject to risks of delays inherent in the order placing and/or settlement.
The Bond Connect utilizes delivery versus payment (DVP) settlement, and the movement of cash and securities is carried out simultaneously on a real-time basis. However, it should be noted that there is no assurance that settlement risks can be eliminated and DVP settlement practices in the PRC may differ from practices in developed markets. In particular, such settlement may not be instantaneous and be subject to a delay of a period of hours. Where the counterparty does not perform its obligations under a transaction or there is otherwise a failure due to CCDC or SCH (as applicable), the Fund may sustain losses. Bond Connect trades are settled in CNY and investors must have timely access to a reliable supply of CNY in Hong Kong, which may incur conversion costs and cannot be guaranteed. Moreover, Bond Connect Securities generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.
The Fund’s investments through Bond Connect will be held on behalf of the Fund via a book entry omnibus account in the name of the Central Moneymarkets Unit of Hong Kong (“CMU”) maintained with a Mainland China-based custodian (either CCDC or SCH). The Fund’s ownership interest in investments through Bond Connect will not be reflected directly in book entry with CCDC or SCH and will instead only be reflected on the books of its Hong Kong sub-custodian. Whilst the Bond Connect Authorities (defined below) have expressly stated that investors will enjoy the rights and interests of the bonds acquired through the Bond Connect in accordance with applicable laws, the exercise and the enforcement of beneficial ownership rights over such bonds in the courts in China is yet to be tested. In addition, in the event that the nominee holder (i.e. CMU) becomes insolvent, such bonds may form part of the pool of assets of the nominee holder available for distribution to its creditors and the Fund, as a beneficial owner, may have no rights whatsoever in respect thereof.
"Bond Connect Authorities" refers to the exchanges, trading systems, settlement systems, governmental, regulatory or tax bodies which provide services and/or regulate Bond Connect and activities relating to Bond Connect, including, without limitation, the PBOC, the HKMA, the HKEx, the CEFTS, the CMU, the CSDCC and the SHCH and any other regulator, agency or authority with jurisdiction, authority or responsibility in respect of Bond Connect.
Renminbi Currency Risk. Emerging markets such as China can experience high rates of inflation, deflation and currency devaluation. The value of the RMB may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies issued by the PRC, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The income received by the Fund for its investments denominated in RMB will principally be in RMB. The Fund’s exposure to the RMB and changes in value of the RMB versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. The RMB is currently not a freely convertible currency. The Chinese government places strict regulation on the RMB and sets the value of the RMB to levels dependent on the value of the U.S. dollar. The Chinese government’s imposition of restrictions on the repatriation of RMB out of Mainland China may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. The international community has requested that China ease its restrictions on currency exchange, but it is unclear whether the Chinese government will change its policy. These restrictions may adversely affect the Fund and its investments. The Fund may also be exposed to both offshore RMB (CNH) and onshore RMB (CNY). Although CNH and CNY are the same currency, they trade at different rates. To the extent the Fund carries out conversions between offshore RMB (CNH) and onshore RMB (CNY), investors should note that CNH and CNY trade a different rates. Any divergence between CNH and CNY may adversely impact investors. Any divergence between CNH and CNY may adversely impact the Fund.
Chinese Banking Industry Risk. The Chinese banking industry is a highly regulated industry and is subject to laws and regulations touching all aspects of the banking business. The principal regulators include the China Banking Regulatory Commission (“CBRC”) and the People’s Bank of China (“PBOC”). These regulators are given wide discretion in exercising their authority. The banking regulatory regime in China is currently undergoing significant changes, including changes in laws and regulations, as it moves toward a more transparent regulatory process. Some of these changes may have an adverse impact on the performance of Chinese banks that issued RMB Bonds and thus may adversely affect their capacity to honor their commitments under the RMB Bonds to the holders of such bonds, which may include the Fund.
PRC Tax Risk. Under current regulations in the PRC, foreign investors may invest in PRC securities, in general, through institutions that have obtained either RQFII status, or by investing in participatory notes and other access products issued by institutions with RQFII status. Since only RQFII’s interests in PRC securities are recognized under the PRC laws, any tax liability would, if it arises, be payable by the QFII or RQFII.
Under current PRC Enterprise Income Tax Law (“PRC EIT law”) and regulations, any entity considered to be a tax resident of the PRC would be subject to PRC enterprise income tax (“EIT”) at the rate of 25% on its worldwide taxable income. If an entity were considered to be a non-resident enterprise with a “permanent establishment” in the PRC, it would be subject to PRC EIT at the rate of 25% on the profits attributable to the permanent establishment. The Fund intends to operate in a manner that will prevent it from being treated as a tax resident of the PRC and from having a permanent establishment in the PRC, though this cannot be guaranteed. It is possible, however, that the PRC could disagree with such an assessment or that changes in PRC tax law could affect the PRC EIT status of the Fund.
If the entity is a non-PRC tax resident enterprise without permanent establishment in the PRC, the PRC-sourced income (including cash dividends, distributions, interest and capital gains) derived by it from any investment in PRC securities would be subject to PRC withholding income tax (“WHT”) at the rate of 10% unless exempt or reduced under the PRC EIT Law or a relevant tax treaty. Interest income from certain bonds (i.e. government bonds, local government bonds and railway bonds) are also entitled to a 100% EIT exemption and 50% EIT exemption respectively in accordance with the Implementation Rules to the Enterprise Income Tax Law and a circular dated 10 March 2016 on Income Tax Policies on Interest Income from Railway Bonds under Caishui [2016] No. 30. Pursuant to Caishui [2018] No. 108 ("Notice 108"), foreign institutional investors are exempt from EIT on bond interest income derived from November 7, 2018 to November 6, 2021. Such EIT exemption would not be applicable if the bond interest derived is connected with the foreign institutional investors' establishment or place in the PRC.
The Fund may also potentially be subject to PRC value-added tax at the rate of 6% on capital gains derived from trading of PRC securities. However, Caishui [2016] No. 36 (“Notice 36”) and Caishui [2016] No. 70 (“Notice 70”) provides a value-added tax exemption for RQFIIs in respect of their gains derived from the trading of PRC securities. In addition, deposit interest income and interest received from government bonds and local government bonds are also exempt from VAT. The prevailing VAT regulations do not specifically exempt VAT on interest derived from bonds other than the aforesaid. Hence, interest income on non-government bonds (including corporate bonds) technically should be subject to 6% VAT. However, in accordance with Cai Shui [2016] No. 70 ("Circular 70"), the Supplementary Notice of the Ministry of Finance and the State Administration of Taxation on VAT Policies for Interbank Dealings of Financial Institutions in respect of bond interest income derived by foreign institutional investors, PRC VAT on investments in the CIBM (including currency market, bond market and derivative market) is exempted from November 7, 2018 to November 6, 2021 pursuant to Notice 108.
In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively the “Surtaxes”) are imposed based on value-added tax liabilities. PRC securities that are exempt from value-added tax, are also exempt from the applicable Surtaxes.
Aside from the above-mentioned general rules, the PRC tax authorities have not clarified whether income tax and other tax categories are payable on gains arising from the trading in securities that do not constitute shares or other equity investments, such as bonds and other fixed income securities, of RQFIIs and other investors through Bond Connect or the CIBM Direct Access Program. It is therefore possible that the relevant tax authorities may, in the future, clarify the tax position and impose an income tax or withholding tax on realized gains derived from dealing in PRC fixed income securities.
The Fund does not currently make any tax provision in respect of any potential PRC withholding income tax, EIT, value-added tax and Surtaxes on gains derived from disposal of equity and bonds and other fixed income securities. However, in light of the above-mentioned uncertainty and in order to meet any potential tax liability for gains on disposal of bonds and other fixed income securities, the Fund reserves the right to provide for the withholding income tax on such gains or income, and withhold income tax of 10% for the account of Fund in respect of any potential tax on the gross realized and unrealized capital gains. Upon any future resolution of the abovementioned uncertainty or further changes to the tax law or policies, the Fund will, as soon as practicable, make relevant adjustments to the amount of tax provision (if any) as they consider necessary. The amount of any such tax provision will be disclosed in the accounts of the Fund.
Any such withholding income tax on gains on disposal of fixed income securities may reduce the income from, and/or adversely affect the performance of, the Fund. In light of the uncertainties of the tax position, RQFIIs may withhold certain amounts in anticipation of PRC withholding income tax on the gains on disposal of the Fund’s investments in China fixed income securities. The amount withheld would be retained by the relevant RQFII until the position with regard to PRC taxation of RQFIIs Fund in respect of their gains and profits has been clarified. In the event that such position is clarified to the advantage of the RQFII and the Fund, the RQFII may rebate all or part of the withheld amount. The withheld amount so rebated shall be retained by the Fund and reflected in the value of its shares. Notwithstanding the foregoing, no investor who redeems his/her shares before the rebate of any withheld amounts shall be entitled to claim any part of such rebate.
It should also be noted that the actual applicable tax imposed by the PRC tax authorities may be different and may change from time to time. There is a possibility of the rules being changed and taxes being applied retrospectively. As such, any provision for taxation made by the Fund may be excessive or inadequate to meet final PRC tax liabilities. Consequently, investors of the Fund may be advantaged or disadvantaged depending upon the final tax liabilities, the level of provision and when they subscribed and/or redeemed their shares in/from the Fund.
If the actual applicable tax levied by the PRC tax authorities is higher than that provided for by the relevant Fund so that there is a shortfall in the tax provision amount, investors should note that the Net Asset Value of the Fund may suffer more than the tax provision amount as that Fund will ultimately have to bear the additional tax liabilities. In this case, the then existing and new investors will be disadvantaged. On the other hand, if the actual applicable tax rate levied by the PRC tax authorities is lower than that provided for by the Fund so that there is an excess in the tax provision amount, investors who have redeemed shares in the Fund before the PRC tax authorities’ ruling, decision or guidance in this respect will be disadvantaged as they would have borne the loss from the Fund’s over-provision. In this case, the then existing and new Shareholders may benefit if the difference between the tax provision and the actual taxation liability under that lower tax amount can be returned to the account of the Fund as assets thereof.
Shareholders should note that the above disclosure has been prepared based on an understanding of the laws, regulations and practice in the PRC in-force as of the date of this Prospectus.
It is possible that the current tax laws, regulations and practice in the PRC will change, including the possibility of taxes being applied retrospectively, and that such changes may result in higher taxation on PRC investments than is currently contemplated.
Sovereign Bond Risk. Investments in sovereign bonds involve special risks not present in corporate bonds. The governmental authority that controls the repayment of the bond may be unable or unwilling to make interest payments and/or repay the principal on its debt or to otherwise honor its obligations. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. During periods of economic uncertainty, the market prices of sovereign bonds, and the Fund’s NAV, may be more volatile than prices of corporate bonds, which may result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of such sovereign bonds.
Risk of Investing in the Financials Sector. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefitting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.
Risk of Investing in the Industrials Sector. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector comprises companies that produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.
Risk of Investing in the Utilities Sector. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the utilities sector. The utilities sector comprises companies that provide basic amenities, such as electricity, water, sewage services, dams, and natural gas to residential, industrial, commercial, and government customers. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, difficulty in raising adequate amounts of capital and governmental limitation on rates charged to customers.
Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.
Interest Rate Risk. Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. In addition, in response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.
Risk of Subordinated Obligations. Payments under some bonds may be structurally subordinated to all existing and future liabilities and obligations of each of the respective subsidiaries and associated companies of an issuer of the bond. Claims of creditors of such subsidiaries and associated companies will have priority as to the assets of such subsidiaries and associated companies over the issuer and its creditors, including the Fund, who seek to enforce the terms of the bond. Certain bonds do not contain any restrictions on the ability of the subsidiaries of the issuers to incur additional unsecured indebtedness.
Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments.
Risk of Investing in Emerging Market Issuers. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Emerging markets are more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the United States. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, liquidity issues and limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information. The frequency, availability and quality of financial information about investments in emerging markets varies. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited, and the Fund's passive investment approach does not take account of these risks. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
Risk of Cash Transactions. Unlike other exchange-traded funds (“ETFs”), the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities, and subsequently incur brokerage costs and/or recognize gains or loss on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.
Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in the Fund may lose money.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index, or (to the extent the Fund effects creations and redemptions for cash) raising cash to meet redemptions or deploying cash in connection with newly created Creation Units, which are not factored into the return of the Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider's errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider's errors will be borne by the Fund and its shareholders. When the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may not be fully invested at times either as a result of cash flows into carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund. In addition, the Fund's use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index, or invested in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index due to legal restrictions or limitations imposed by the governments of certain countries, certain listing standards of the Fund’s listing exchange (the “Exchange”), a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). The Fund may value certain of its investments, underlying securities, and/or other assets based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses.
In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk. The Fund will be required to remit RMB to settle the purchase of RMB Bonds and repatriate RMB to U.S. dollars to settle redemption orders. In the event such remittance is delayed or disrupted, the Fund will not be able to fully replicate the Index by investing in their relevant RMB Bonds, which may lead to increased tracking error, and may need to rely on borrowings to meet redemptions, which may lead to increased expenses. Because the Index is priced in Chinese RMB and the Fund is priced in U.S. dollars, the ability of the Fund to track the Index is in part subject to foreign exchange fluctuations as between the U.S. dollar and the RMB. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. The Fund may underperform the Index when the value of the U.S. dollar increases relative to the value of the RMB. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in bonds, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Additionally, unusual market conditions may cause the Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.
PERFORMANCE
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.
Annual Total Returns (%)—Calendar Years

The year-to-date total return as of June 30, 2021 was 2.30%.

Best Quarter:	5.84%	4Q 2020
Worst Quarter:	-6.40%	4Q 2016

Average Annual Total Returns for the Periods Ended December 31, 2020
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Past Five Years	Since Inception (11/10/2014)
VanEck China Bond ETF (return before taxes)	11.13%	2.94%	2.49%
VanEck China Bond ETF (return after taxes on distributions)	9.91%	2.36%	1.88%
VanEck China Bond ETF (return after taxes on distributions and sale of Fund Shares)	6.54%	2.00%	1.63%
ChinaBond China High Quality Bond Index (reflects no deduction for fees, expenses or taxes)	10.92%	3.86%	3.37%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.85%

See “License Agreements and Disclaimers” for important information.

[1]	Prior to September 1, 2021, the Fund's name was VanEck Vectors® ChinaAMC China Bond ETF.